General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure Of Seleted Consolidated Statements Of Operation Data Line Items [Line Items]
Salaries and related expenses	₪ 17,397	$ 4,770	₪ 16,598	₪ 15,876
Professional services	2,675	733	2,471	2,366
Office maintenance	1,764	484	1,667	1,585
Depreciation and amortization	1,751	480	1,465	1,374
Vehicles	634	174	507	462
Share based payment expense	295	81	604	355
Communication	74	20	94	111
Bad and doubtful debts	(426)	(117)	(46)	42
Other	2,001	549	2,750	1,946
General and administrative expenses	₪ 26,165	$ 7,174	₪ 26,110	₪ 24,117